EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted	£ 5,021	£ 5,355	£ 865
Weighted-average number of ordinary shares in issue – basic (in shares)	68,847	70,937	70,606
Adjustment for share options and awards (in shares)	835	848	650
Weighted-average number of ordinary shares in issue – diluted (in shares)	69,682	71,785	71,256
Basic earnings per share (in GBP per share)	£ 0.073	£ 0.075	£ 0.012
Diluted earnings per share (in GBP per share)	£ 0.072	£ 0.075	£ 0.012